SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 11 SUBSEQUENT EVENTS

The Company has analyzed its operations subsequent to March 28, 2025 through the date these financial statements were issued, and other than those listed below, has determined that it does not have any material subsequent events to disclose.

On January 14, 2025, the Company was granted a new Investment Registration Certificate and Enterprise Registration Certificate for its production operations in Vietnam.

On January 21, 2025, the Company entered into a Standby Equity Purchase Agreement with an investor granting the Company the rights to sell up to $10 Million of common stock.

On March 14, 2025, the Company issued 2,157,710 shares of Common Stock in exchange for the cashless exercise of 2,181,518 warrants.